Investments In Joint Ventures and Associates - Summary of Business Acquisition Consideration Transferred (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Jan. 20, 2022 MXN ($)	Jan. 20, 2022 USD ($)	Dec. 31, 2022	Jan. 20, 2022 USD ($)
Deer Park Refining Limited
Disclosure of detailed information about business combination [line items]
Acquired percentage	50.005%	50.005%	50.005%
Deer Park
Disclosure of detailed information about business combination [line items]
Cash paid to Shell	$ 8,597,743	$ 421,396
Payment of debt to third parties	18,289,066	896,391
Payment of DPRLP’s debt to company partners	3,496,054	171,350
Total consideration paid in cash	30,382,863	$ 1,489,137
Settlement of pre-existing relationship	6,663,803			$ 326,609
Total consideration paid in cash and settlement of pre-existing relationship	$ 37,046,666			$ 1,815,746